CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Revenues and other:
Oil, natural gas and natural gas liquids sales		$ 1,601,180	$ 1,162,037	$ 690,054
Gains on oil and natural gas derivatives		124,762	449,940	75,211
Marketing revenues		37,393	5,868	3,966
Other revenues		10,905	4,609	3,049
Total revenues		1,774,240	1,622,454	772,280
Expenses:
Lease operating expenses		317,699	232,619	158,382
Transportation expenses		77,322	28,358	19,594
Marketing expenses		31,821	3,681	2,716
General and administrative expenses	1,230	173,206	133,272	99,078
Exploration costs		1,915	2,390	5,168
Depreciation, depletion and amortization		606,150	334,084	238,532
Impairment of long-lived assets		422,499	0	38,600
Taxes, other than income taxes		131,679	78,522	45,182
Losses on sale of assets and other, net		1,539	3,494	6,490
Total expenses		1,763,830	816,420	613,742
Other income and (expenses):
Loss on extinguishment of debt		0	(94,612)	0
Interest expense, net of amounts capitalized		(379,937)	(259,725)	(193,510)
Losses on interest rate swaps		0	0	(67,908)
Other, net		(14,299)	(7,792)	(7,167)
Total other income and (expenses)		(394,236)	(362,129)	(268,585)
Equity income from investment in Linn Energy, LLC	34,411
Income (loss) before income taxes		(383,826)	443,905	(110,047)
Income before income taxes	33,181
Income tax expense	12,528	2,790	5,466	4,241
Net income (loss)	$ 20,653	$ (386,616)	$ 438,439	$ (114,288)
Net income (loss) per unit:
Basic (in usd per unit)		$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)		$ (1.92)	$ 2.51	$ (0.80)
Net income per share, basic and diluted (in usd per share)	$ 1.92
Weighted average units outstanding:
Basic (in units)		203,775	172,004	142,535
Diluted (in units)		203,775	172,729	142,535
Weighted average shares outstanding	10,747
Distributions declared per unit/share (in usd per unit/share)	$ 0.71	$ 2.865	$ 2.70	$ 2.55